Label	Element	Value
Alger Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000832566_SupplementTextBlock	THE ALGER PORTFOLIOS Supplement Dated December 14, 2017 to Current Prospectus, Summary Prospectus and Statement of Additional Information of Alger Growth & Income Portfolio As Supplemented To Date
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Growth & Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the Portfolio has approved an amendment to the Portfolio’s Investment Advisory Agreement, reducing the investment advisory fee that the Portfolio pays to Fred Alger Management, Inc., the Portfolio’s investment manager. Effective January 1, 2018, the Portfolio’s management fee will be reduced to an annual rate of 0.50% of the average daily net assets of the Portfolio from an annual rate of 0.585% of the average daily net assets of the Fund.